Borrowings (Tables)	12 Months Ended
Nov. 30, 2020
Debt Disclosure [Abstract]
Schedule of Borrowings
Borrowings consist of the following:

	As of November 30,
	2020	2019
SYNNEX United States accounts receivable securitization arrangement	$—	$108,000
SYNNEX Japan credit facility - revolving line of credit component	31,627	5,936
SYNNEX United States credit agreement - revolving line of credit component	—	25,800
SYNNEX United States credit agreement - current portion of term loan component	—	60,000
SYNNEX United States term loan credit agreement - current portion	—	90,000
SYNNEX Japan credit facility - current portion of term loan component	67,088	—
Other borrowings	26,243	9,226

Borrowings, current	$124,958	$298,962

SYNNEX Japan credit facility - term loan component	$—	$63,921
SYNNEX United States credit agreement - term loan component	500,000	1,020,000
SYNNEX United States term loan credit agreement	1,000,000	1,642,500
Other term debt	85	291

Long-term borrowings, before unamortized debt discount and issuance costs	$1,500,085	$2,726,712
Less: unamortized debt discount and issuance costs	(3,385)	(8,452)

Long-term borrowings	$1,496,700	$2,718,260

Schedule of Future Principal Payments	As of November 30, 2020, future principal payments under the above loans are as follows:

Fiscal Years Ending November 30,
2021	$124,958
2022	500,085
2023	1,000,000

$1,625,043